Label	Element	Value
Accounting Standards Update 2020-06 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Common Stock Including Additional Paid in Capital [Member]
Additional Paid in Capital	us-gaap_AdditionalPaidInCapital	$ (6,334,000)